Document and Entity Information	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address Address Line 1	c/o Magnachip Semiconductor, Ltd.
Entity Address Address Line 2	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address Address Line 3	Cheongju-si
Entity Address City Or Town	Chungcheongbuk-do
Entity Address Postal Zip Code	28581
Entity Address Country	KR
Country Region	82
City Area Code	2
Local Phone Number	6903-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001325702
Amendment Flag	false